Significant Risks - Schedule of Company’s Revenues and their Respective Outstanding Balances (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 321,348
Percentage of revenue	46.00%
Receivables from customers, gross	$ 75,423
Percentage of receivables from customers, gross	4.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenue		$ 296,823
Percentage of revenue		40.00%
Receivables from customers, gross		$ 49,482
Percentage of receivables from customers, gross		8.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenue		$ 148,412
Percentage of revenue		20.00%
Receivables from customers, gross
Percentage of receivables from customers, gross
Customer [Member]
Revenue, Major Customer [Line Items]
Revenue		$ 445,235	$ 428,535
Percentage of revenue		60.00%	36.00%
Receivables from customers, gross		$ 49,482
Percentage of receivables from customers, gross		8.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenue			$ 227,852
Percentage of revenue			19.00%
Receivables from customers, gross
Percentage of receivables from customers, gross
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenue			$ 200,683
Percentage of revenue			17.00%
Receivables from customers, gross
Percentage of receivables from customers, gross